Vanguard® U.S. Value Factor ETF
Schedule of Investments (unaudited)
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (5.9%)
	Nucor Corp.	20,526	3,947
	Dow Inc.	51,660	2,887
	Celanese Corp.	17,274	2,625
*	Cleveland-Cliffs Inc.	121,392	2,525
	LyondellBasell Industries NV Class A	23,928	2,400
	Freeport-McMoRan Inc.	62,395	2,359
	Tronox Holdings plc	135,631	1,994
	Mosaic Co.	53,828	1,677
	Koppers Holdings Inc.	25,620	1,451
*	US Silica Holdings Inc.	116,766	1,343
	Olin Corp.	22,535	1,212
	Steel Dynamics Inc.	9,049	1,211
	Mueller Industries Inc.	22,870	1,175
	Ryerson Holding Corp.	36,941	1,167
*	Clearwater Paper Corp.	29,529	1,160
	Sylvamo Corp.	18,635	1,126
	Huntsman Corp.	40,678	1,041
	Commercial Metals Co.	19,258	1,040
	AdvanSix Inc.	30,092	842
	CF Industries Holdings Inc.	10,164	820
	UFP Industries Inc.	6,600	757
	Timken Co.	8,578	721
*	TimkenSteel Corp.	31,614	688
	Mativ Holdings Inc.	34,375	597
	Eastman Chemical Co.	6,192	543
	Radius Recycling Inc.	24,895	492
	SSR Mining Inc. (XTSE)	111,103	478
	Olympic Steel Inc.	6,840	465
*	LSB Industries Inc.	54,916	404
	Boise Cascade Co.	1,604	218
	Reliance Steel & Aluminum Co.	608	195
	Chemours Co.	9,800	193
	Element Solutions Inc.	7,626	179
*	Intrepid Potash Inc.	6,705	141
	International Paper Co.	3,818	135
			40,208
Consumer Discretionary (16.6%)
	General Motors Co.	186,520	7,644
	Ford Motor Co.	457,599	5,693
	Fox Corp. Class B	83,644	2,290
	PulteGroup Inc.	20,725	2,246
*	Taylor Morrison Home Corp.	36,824	2,085

		Shares	Market Value ($000)
	Perdoceo Education Corp.	113,084	2,014
	Lennar Corp. Class A	12,600	1,997
*	AutoZone Inc.	663	1,993
	Newell Brands Inc.	251,208	1,884
	DR Horton Inc.	12,574	1,879
*	United Airlines Holdings Inc.	40,480	1,841
	Bath & Body Works Inc.	39,504	1,805
	PVH Corp.	12,552	1,715
	Travel & Leisure Co.	35,649	1,593
	Lennar Corp. Class B	10,364	1,527
*	Liberty Media Corp.-Liberty SiriusXM Class C	52,617	1,525
	U-Haul Holding Co.	23,684	1,506
*	Tri Pointe Homes Inc.	42,434	1,501
	Academy Sports & Outdoors Inc.	19,947	1,490
	Century Communities Inc.	16,938	1,462
*	Beazer Homes USA Inc.	46,428	1,455
	Meritage Homes Corp.	9,167	1,445
*	Goodyear Tire & Rubber Co.	118,724	1,410
	TEGNA Inc.	96,844	1,357
*	Adient plc	38,889	1,320
*	Alaska Air Group Inc.	35,214	1,317
	Delta Air Lines Inc.	30,874	1,305
	Gray Television Inc.	219,666	1,283
	Harley-Davidson Inc.	35,344	1,282
*	Sally Beauty Holdings Inc.	101,242	1,279
*	American Airlines Group Inc.	81,278	1,274
	Toll Brothers Inc.	10,917	1,252
	Macy's Inc.	71,707	1,251
*	G-III Apparel Group Ltd.	37,272	1,240
	Fox Corp. Class A	41,483	1,236
*	SkyWest Inc.	19,239	1,236
	News Corp. Class A	45,388	1,220
	Dollar General Corp.	7,900	1,148
	Advance Auto Parts Inc.	16,976	1,147
	Wolverine World Wide Inc.	111,956	1,139
	Southwest Airlines Co.	33,124	1,135
	Dana Inc.	90,729	1,134
*	M/I Homes Inc.	8,901	1,130
	La-Z-Boy Inc.	29,606	1,125
*	AutoNation Inc.	7,390	1,107
	H&R Block Inc.	22,460	1,099
	BorgWarner Inc. (XNYS)	33,205	1,034
*	Asbury Automotive Group Inc.	4,948	1,033
	Lear Corp.	7,435	1,021
	KB Home	15,163	1,007
	Hibbett Inc.	12,019	985
*	ODP Corp.	16,746	946
*	Brinker International Inc.	20,184	935
*	Chegg Inc.	103,189	923
	Nexstar Media Group Inc.	5,413	899
*	American Axle & Manufacturing Holdings Inc.	127,294	881
*	Hovnanian Enterprises Inc. Class A	5,542	868
*	AMC Networks Inc. Class A	66,351	859
	Target Corp.	5,614	858
*	Stagwell Inc.	156,985	838
*	Hanesbrands Inc.	146,266	790
*	Liberty Media Corp.-Liberty SiriusXM Class A	26,927	785
*	Caesars Entertainment Inc.	18,018	783

		Shares	Market Value ($000)
	Aaron's Co. Inc.	98,800	766
	Caleres Inc.	19,534	754
	Marriott Vacations Worldwide Corp.	7,951	741
*	Adtalem Global Education Inc.	14,751	730
	MillerKnoll Inc.	23,253	710
	Allegiant Travel Co.	9,685	705
*	Green Brick Partners Inc.	12,019	703
	Scholastic Corp.	17,176	677
	Boyd Gaming Corp.	9,871	653
	Dine Brands Global Inc.	13,390	650
*	SeaWorld Entertainment Inc.	12,281	631
*	Malibu Boats Inc. Class A	14,386	628
	VF Corp.	34,618	566
	Upbound Group Inc.	16,116	544
	Rush Enterprises Inc. Class A	10,275	500
*	Penn Entertainment Inc.	26,261	481
	Haverty Furniture Cos. Inc.	13,712	470
*	Tilly's Inc. Class A	58,237	448
*	Crocs Inc.	3,625	443
*	EW Scripps Co. Class A	108,021	435
*	MasterCraft Boat Holdings Inc.	18,309	402
	Movado Group Inc.	13,823	397
*	Sun Country Airlines Holdings Inc.	24,585	369
	Matthews International Corp. Class A	12,602	365
*	Playtika Holding Corp.	48,462	359
*	Solo Brands Inc. Class A	129,328	349
	Graham Holdings Co. Class B	488	343
*	Hilton Grand Vacations Inc.	7,424	333
	Tapestry Inc.	6,613	314
*	Fox Factory Holding Corp.	5,993	303
*	Warner Bros Discovery Inc.	31,258	275
*	Genesco Inc.	8,521	272
	LKQ Corp.	5,184	271
	Avis Budget Group Inc.	2,434	263
	eBay Inc.	5,573	263
	Build-A-Bear Workshop Inc.	10,999	263
*	Bally's Corp.	21,356	240
*	Xponential Fitness Inc. Class A	23,064	232
	Group 1 Automotive Inc.	801	217
	Jack in the Box Inc.	2,627	192
	Oxford Industries Inc.	1,600	162
	Shoe Carnival Inc.	4,735	155
*	Liberty Media Corp.-Liberty Live Class A	3,884	150
*	iHeartMedia Inc. Class A	53,889	149
	Sinclair Inc.	9,907	147
	Standard Motor Products Inc.	4,488	143
*	Sportsman's Warehouse Holdings Inc.	33,626	121
*	2U Inc.	121,848	55
			112,800
Consumer Staples (6.6%)
	Altria Group Inc.	198,448	8,118
	McKesson Corp.	10,442	5,445
	CVS Health Corp.	64,130	4,769
	Archer-Daniels-Midland Co.	57,788	3,069
	Molson Coors Beverage Co. Class B	40,934	2,555
	Kraft Heinz Co.	44,498	1,570
	Bunge Global SA	16,515	1,559
	Kroger Co.	30,330	1,505

		Shares	Market Value ($000)
	General Mills Inc.	21,161	1,358
	Ingredion Inc.	9,646	1,135
	Tyson Foods Inc. Class A	20,679	1,122
	B&G Foods Inc.	89,190	1,030
	J M Smucker Co.	8,483	1,019
	Walgreens Boots Alliance Inc.	47,120	1,002
	Ingles Markets Inc. Class A	12,133	934
*	Darling Ingredients Inc.	20,584	871
	Andersons Inc.	15,239	842
	Seaboard Corp.	250	822
*	United Natural Foods Inc.	51,989	812
	Conagra Brands Inc.	28,077	788
	Vector Group Ltd.	69,366	774
	Philip Morris International Inc.	8,525	767
	SpartanNash Co.	35,551	749
	Fresh Del Monte Produce Inc.	20,524	491
	Nu Skin Enterprises Inc. Class A	36,320	454
	ACCO Brands Corp.	76,619	428
*	Pilgrim's Pride Corp.	11,187	356
	Medifast Inc.	7,300	293
	Dole plc	21,200	250
	Edgewell Personal Care Co.	5,129	196
			45,083
Energy (14.1%)
	Phillips 66	41,598	5,928
	Marathon Petroleum Corp.	33,581	5,683
	Valero Energy Corp.	37,902	5,362
	Chevron Corp.	34,054	5,177
	Occidental Petroleum Corp.	72,931	4,420
	Exxon Mobil Corp.	40,704	4,254
	EOG Resources Inc.	35,798	4,097
	ConocoPhillips	32,744	3,685
	PBF Energy Inc. Class A	64,869	3,029
	Diamondback Energy Inc.	13,738	2,507
	Williams Cos. Inc.	58,955	2,119
	SM Energy Co.	44,128	1,931
	Helmerich & Payne Inc.	49,531	1,901
	HF Sinclair Corp.	32,535	1,806
	Liberty Energy Inc.	83,214	1,779
	Chord Energy Corp.	10,524	1,710
	Murphy Oil Corp.	42,362	1,680
*	Gulfport Energy Corp.	11,599	1,647
	Marathon Oil Corp.	67,506	1,637
	Coterra Energy Inc.	62,882	1,621
	Schlumberger NV	30,271	1,463
	Ovintiv Inc. (XNYS)	28,935	1,430
*	Antero Resources Corp.	54,378	1,397
	Cheniere Energy Inc.	8,776	1,362
	Patterson-UTI Energy Inc.	112,243	1,299
	Matador Resources Co.	20,093	1,269
*	ProPetro Holding Corp.	170,266	1,260
	Peabody Energy Corp.	48,087	1,191
	EQT Corp.	31,996	1,189
	Berry Corp.	161,036	1,135
	California Resources Corp.	21,527	1,123
	Arch Resources Inc.	6,108	1,010
	DTE Midstream LLC	16,868	972
	Devon Energy Corp.	21,079	929

		Shares	Market Value ($000)
*	Talos Energy Inc.	66,030	871
	Noble Corp. plc	19,468	814
*	Par Pacific Holdings Inc.	21,820	788
	SunCoke Energy Inc.	72,563	777
	Golar LNG Ltd.	38,312	777
	Alpha Metallurgical Resources Inc.	1,985	749
*	Helix Energy Solutions Group Inc.	81,928	737
	CONSOL Energy Inc.	8,285	711
	Warrior Met Coal Inc.	12,303	701
	Kinder Morgan Inc.	38,204	664
*	Bristow Group Inc.	23,512	634
	Delek US Holdings Inc.	23,950	611
	World Kinect Corp.	24,873	606
	ChampionX Corp.	18,779	583
	Northern Oil & Gas Inc.	15,633	559
	SandRidge Energy Inc.	41,363	539
*	Seadrill Ltd.	12,082	510
*	Kosmos Energy Ltd.	79,166	486
*	Expro Group Holdings NV	27,075	484
*	Nabors Industries Ltd. (XNYS)	5,893	462
	Range Resources Corp.	12,983	411
*	REX American Resources Corp.	9,116	401
	APA Corp.	12,616	376
*	Borr Drilling Ltd.	62,445	376
	VAALCO Energy Inc.	77,942	348
*	Oil States International Inc.	62,637	338
	RPC Inc.	42,674	315
*	SilverBow Resources Inc.	10,033	285
	Magnolia Oil & Gas Corp. Class A	11,047	251
	Ramaco Resources Inc. Class A	11,782	207
	Select Water Solutions Inc.	21,931	187
	Equitrans Midstream Corp.	14,948	160
*	DMC Global Inc.	6,689	112
			95,832
Financials (25.0%)
	Wells Fargo & Co.	114,659	6,374
	Bank of America Corp.	176,400	6,089
	Citigroup Inc.	91,595	5,083
	US Bancorp	99,193	4,162
	JPMorgan Chase & Co.	22,010	4,095
	American International Group Inc.	54,249	3,954
	Bank of New York Mellon Corp.	66,782	3,746
	Travelers Cos. Inc.	15,901	3,513
	MetLife Inc.	48,696	3,396
	Chubb Ltd.	13,461	3,388
	Prudential Financial Inc.	29,116	3,173
	Essent Group Ltd.	57,805	3,097
	Goldman Sachs Group Inc.	7,011	2,728
	Truist Financial Corp.	74,647	2,611
	Unum Group	52,743	2,608
	Lincoln National Corp.	78,183	2,153
	Ally Financial Inc.	57,618	2,131
	Morgan Stanley	24,123	2,076
	MGIC Investment Corp.	97,036	1,930
	Webster Financial Corp.	40,085	1,910
	PNC Financial Services Group Inc.	12,552	1,848
	Columbia Banking System Inc.	100,947	1,827
	Old National Bancorp	110,170	1,810

		Shares	Market Value ($000)
	Radian Group Inc.	61,665	1,797
*	Brighthouse Financial Inc.	38,238	1,780
*	Enstar Group Ltd.	5,450	1,678
	Axis Capital Holdings Ltd.	25,525	1,597
	Valley National Bancorp	190,684	1,562
	Synovus Financial Corp.	40,966	1,554
	S&T Bancorp Inc.	47,242	1,473
	FNB Corp.	107,001	1,427
	Corebridge Financial Inc.	56,830	1,411
	Affiliated Managers Group Inc.	8,999	1,407
	Allstate Corp.	8,534	1,361
	Jefferies Financial Group Inc.	32,534	1,361
	Invesco Ltd.	83,591	1,288
	Hancock Whitney Corp.	29,523	1,287
	KeyCorp	89,414	1,276
	Prosperity Bancshares Inc.	19,425	1,212
*	Arch Capital Group Ltd.	13,801	1,209
	Enterprise Financial Services Corp.	29,609	1,182
*	Customers Bancorp Inc.	21,573	1,172
	OceanFirst Financial Corp.	76,686	1,166
	WaFd Inc.	42,090	1,147
	First Financial Bancorp	52,807	1,146
	M&T Bank Corp.	8,113	1,134
	Heartland Financial USA Inc.	33,133	1,126
	Cadence Bank	39,483	1,093
	Citizens Financial Group Inc.	34,240	1,075
	Renasant Corp.	33,513	1,059
	Zions Bancorp NA	26,077	1,028
	Hope Bancorp Inc.	92,724	1,017
	New York Community Bancorp Inc.	209,596	1,004
	BankUnited Inc.	37,381	1,003
	RenaissanceRe Holdings Ltd.	4,360	980
	Associated Banc-Corp.	46,577	971
	Comerica Inc.	19,538	965
	Western Alliance Bancorp	16,685	963
	Bank OZK	21,695	950
	Banc of California Inc.	64,192	939
	Ameris Bancorp	19,996	926
	Fulton Financial Corp.	59,989	924
	OneMain Holdings Inc.	19,341	913
*	Metropolitan Bank Holding Corp.	22,828	895
	Fidelity National Financial Inc.	17,659	893
	WesBanco Inc.	30,633	888
	Towne Bank	31,669	859
	Stifel Financial Corp.	11,285	856
	Atlantic Union Bankshares Corp.	25,701	855
	First Busey Corp.	36,561	843
	Old Republic International Corp.	29,064	842
	Everest Group Ltd.	2,261	834
*	Genworth Financial Inc. Class A	132,568	815
	Stewart Information Services Corp.	12,897	812
	First Citizens BancShares Inc. Class A	513	807
*	Mr Cooper Group Inc.	11,095	791
	Trustmark Corp.	29,260	786
	Charles Schwab Corp.	11,712	782
	Peoples Bancorp Inc.	27,820	781
	Provident Financial Services Inc.	51,251	773
	SouthState Corp.	8,908	749

		Shares	Market Value ($000)
	Globe Life Inc.	5,848	742
	Pinnacle Financial Partners Inc.	8,911	737
	First Horizon Corp.	51,383	724
	Regions Financial Corp.	38,346	714
	Jackson Financial Inc. Class A	12,545	691
	First Foundation Inc.	84,914	673
	Cathay General Bancorp	16,808	656
	Universal Insurance Holdings Inc.	31,715	640
	CNA Financial Corp.	14,143	622
	Aflac Inc.	7,676	620
	Univest Financial Corp.	29,956	600
	Bank of NT Butterfield & Son Ltd.	19,965	597
	Raymond James Financial Inc.	4,921	592
	Dime Community Bancshares Inc.	31,465	590
	East West Bancorp Inc.	7,974	581
	TrustCo Bank Corp. NY	21,286	581
	Navient Corp.	35,429	576
	United Bankshares Inc.	16,260	564
*	Axos Financial Inc.	10,741	560
	First American Financial Corp.	9,541	557
	First Financial Corp.	14,609	544
	Hartford Financial Services Group Inc.	5,653	542
	1st Source Corp.	10,777	536
	Franklin Resources Inc.	19,521	536
	Veritex Holdings Inc.	26,517	521
	Nelnet Inc. Class A	6,040	519
	BOK Financial Corp.	6,089	518
	NBT Bancorp Inc.	14,613	503
	First Commonwealth Financial Corp.	37,394	487
	Equitable Holdings Inc.	14,172	485
	Janus Henderson Group plc	15,233	475
	Heritage Financial Corp.	25,451	467
	Nicolet Bankshares Inc.	5,864	463
	Huntington Bancshares Inc.	34,921	455
*	NMI Holdings Inc. Class A	15,015	452
	James River Group Holdings Ltd.	44,589	445
	Popular Inc.	5,294	443
*	StoneX Group Inc.	6,306	437
	Principal Financial Group Inc.	5,379	435
	Carlyle Group Inc.	8,482	389
	OFG Bancorp	10,453	379
	Brookline Bancorp Inc.	38,374	375
	TriCo Bancshares	10,646	356
	PennyMac Financial Services Inc.	4,057	345
	ConnectOne Bancorp Inc.	17,246	341
	Premier Financial Corp.	17,379	337
	Pacific Premier Bancorp Inc.	14,622	334
	Eastern Bankshares Inc.	25,725	332
	Flushing Financial Corp.	25,371	326
	Sandy Spring Bancorp Inc.	13,840	304
	Eagle Bancorp Inc.	12,653	301
	Berkshire Hills Bancorp Inc.	13,512	290
	First Bancorp (XNGS)	8,472	289
	Reinsurance Group of America Inc.	1,631	288
	SLM Corp.	13,837	288
	Hanover Insurance Group Inc.	2,168	285
*	Enova International Inc.	4,468	283
*	Markel Group Inc.	181	270

		Shares	Market Value ($000)
	Simmons First National Corp. Class A	14,056	270
	Hanmi Financial Corp.	17,278	261
*	LendingClub Corp.	31,406	255
	CNO Financial Group Inc.	9,049	241
	Horizon Bancorp Inc.	19,540	235
	Banner Corp.	5,160	226
	Northwest Bancshares Inc.	19,714	226
	Cullen/Frost Bankers Inc.	2,077	225
	First Merchants Corp.	6,076	202
	Byline Bancorp Inc.	9,611	200
	QCR Holdings Inc.	3,298	188
	Amalgamated Financial Corp.	8,054	186
	Origin Bancorp Inc.	6,062	181
	Preferred Bank	2,304	166
	First Bancshares Inc.	6,629	165
	Employers Holdings Inc.	3,556	163
	State Street Corp.	2,122	156
	Home BancShares Inc.	6,563	154
	Enact Holdings Inc.	5,535	153
	ServisFirst Bancshares Inc.	2,176	137
	Selective Insurance Group Inc.	1,269	133
	Northfield Bancorp Inc.	12,447	126
			169,367
Health Care (7.3%)
	Cigna Group	14,585	4,903
*	Centene Corp.	59,402	4,659
	HCA Healthcare Inc.	14,815	4,618
	Bristol-Myers Squibb Co.	78,458	3,982
	Gilead Sciences Inc.	40,238	2,901
	Pfizer Inc.	104,638	2,779
	Cardinal Health Inc.	23,811	2,666
	Elevance Health Inc.	5,073	2,543
	Organon & Co.	109,883	1,913
*	Regeneron Pharmaceuticals Inc.	1,836	1,774
	Humana Inc.	4,542	1,591
	Royalty Pharma plc Class A	48,884	1,483
*	Jazz Pharmaceuticals plc	10,523	1,251
	Viatris Inc.	98,650	1,220
*	Elanco Animal Health Inc. (XNYS)	72,070	1,145
*	United Therapeutics Corp.	5,055	1,141
*	Owens & Minor Inc.	45,940	1,118
	Universal Health Services Inc. Class B	6,641	1,109
*	Envista Holdings Corp.	43,533	899
*	QuidelOrtho Corp.	17,071	778
*	AdaptHealth Corp.	68,113	697
*	Pediatrix Medical Group Inc.	63,852	584
	Perrigo Co. plc	22,217	583
	DENTSPLY SIRONA Inc.	16,850	551
	Embecta Corp.	29,399	420
*	Amneal Pharmaceuticals Inc.	62,974	348
	Medtronic plc	3,953	329
*	Computer Programs and Systems Inc.	28,218	250
	Quest Diagnostics Inc.	1,990	249
*	Zimvie Inc.	14,073	239
*	Integra LifeSciences Holdings Corp.	4,680	173
*	Eagle Pharmaceuticals Inc.	27,902	163

		Shares	Market Value ($000)
*	Avanos Medical Inc.	6,373	118
			49,177
Industrials (14.4%)
	FedEx Corp.	19,423	4,836
	Capital One Financial Corp.	34,417	4,736
*	Fiserv Inc.	25,142	3,753
*	Mohawk Industries Inc.	28,566	3,388
	Air Lease Corp.	76,654	3,074
	Ryder System Inc.	23,855	2,722
	Berry Global Group Inc.	43,749	2,547
	Synchrony Financial	59,139	2,442
	Fidelity National Information Services Inc.	29,147	2,017
	International Seaways Inc.	36,645	1,940
*	Gates Industrial Corp. plc	131,568	1,937
	Matson Inc.	17,265	1,917
	General Dynamics Corp.	6,745	1,843
	Teekay Tankers Ltd. Class A	30,255	1,659
	Scorpio Tankers Inc.	23,266	1,562
	Knight-Swift Transportation Holdings Inc.	27,445	1,546
*	BlueLinx Holdings Inc.	12,139	1,540
	L3Harris Technologies Inc.	7,071	1,497
*	PayPal Holdings Inc.	23,976	1,447
	ManpowerGroup Inc.	19,494	1,407
	Global Payments Inc.	9,941	1,289
	Genco Shipping & Trading Ltd.	62,969	1,285
*	Resideo Technologies Inc.	54,976	1,228
	Patrick Industries Inc.	9,806	1,176
*	PagSeguro Digital Ltd. Class A	81,982	1,141
	Sensata Technologies Holding plc	33,084	1,139
	MDU Resources Group Inc.	50,368	1,092
	Schneider National Inc. Class B	45,518	1,072
	Bread Financial Holdings Inc.	27,557	1,055
	Ardmore Shipping Corp.	64,389	1,045
	WESCO International Inc.	6,737	1,007
	Allison Transmission Holdings Inc.	13,076	985
	Regal Rexnord Corp.	5,453	935
	DHT Holdings Inc.	85,053	920
	Acuity Brands Inc.	3,648	916
	Terex Corp.	15,813	907
	Quanex Building Products Corp.	26,104	903
	Huntington Ingalls Industries Inc.	3,089	901
	Atkore Inc.	5,210	883
	Herc Holdings Inc.	5,495	872
	Sonoco Products Co.	15,349	870
	Louisiana-Pacific Corp.	11,400	843
*	Titan International Inc.	61,059	779
	AGCO Corp.	7,088	778
	Nordic American Tankers Ltd.	189,860	773
	Wabash National Corp.	26,756	730
	Deluxe Corp.	36,339	705
	SFL Corp. Ltd.	51,991	695
	Textron Inc.	7,766	692
*	American Woodmark Corp.	6,881	690
*	O-I Glass Inc.	40,583	687
	MKS Instruments Inc.	5,480	673
	Owens Corning	4,496	673
	REV Group Inc.	32,185	664
*	JELD-WEN Holding Inc.	35,991	655

		Shares	Market Value ($000)
*	CoreCivic Inc.	41,869	638
	Brunswick Corp.	7,057	617
	PACCAR Inc.	5,569	617
*	Builders FirstSource Inc.	3,124	610
*	Manitowoc Co. Inc.	42,685	595
	Safe Bulkers Inc.	128,333	595
*	Tutor Perini Corp.	50,626	574
	Golden Ocean Group Ltd.	44,329	570
	Dorian LPG Ltd.	15,388	556
	Costamare Inc.	48,341	550
*	Air Transport Services Group Inc.	44,848	541
*	Alight Inc. Class A	59,193	533
*	Cross Country Healthcare Inc.	29,046	531
*	Conduent Inc.	152,218	524
*	BrightView Holdings Inc.	58,940	513
*	Repay Holdings Corp.	59,054	513
	Insteel Industries Inc.	13,207	481
*	ASGN Inc.	4,559	453
	Korn Ferry	6,854	436
	ArcBest Corp.	2,957	422
	Graphic Packaging Holding Co.	15,956	414
	Kelly Services Inc. Class A	16,723	410
*	Titan Machinery Inc.	16,090	406
	RTX Corp.	4,511	404
*	DXP Enterprises Inc.	11,254	400
	Greif Inc. Class A	6,189	399
	Deere & Co.	1,017	371
	3M Co.	3,965	365
	Forward Air Corp.	9,782	363
	GATX Corp.	2,809	356
	Griffon Corp.	4,686	335
*	Hillman Solutions Corp.	31,837	310
*	Teekay Corp.	39,618	300
	Resources Connection Inc.	20,252	280
*	StoneCo. Ltd. Class A	16,224	279
*	AMN Healthcare Services Inc.	4,772	268
	First Advantage Corp.	14,422	226
	Covenant Logistics Group Inc.	4,266	208
	EnerSys	1,921	176
	Greenbrier Cos. Inc.	3,286	170
	Heidrick & Struggles International Inc.	4,801	163
	TTEC Holdings Inc.	8,982	157
	Werner Enterprises Inc.	3,549	142
*	Green Dot Corp. Class A	17,203	141
*	Hub Group Inc. Class A	3,312	141
	Kronos Worldwide Inc.	14,369	131
*	Babcock & Wilcox Enterprises Inc.	66,055	84
			97,736
Real Estate (0.4%)
	Newmark Group Inc. Class A	100,497	1,084
*	Jones Lang LaSalle Inc.	4,559	867
*	Cushman & Wakefield plc	44,985	450
	RE/MAX Holdings Inc. Class A	38,562	329
*	Anywhere Real Estate Inc.	19,219	121
			2,851
Technology (5.3%)
	HP Inc.	99,273	2,812

		Shares	Market Value ($000)
*	DXC Technology Co.	119,734	2,617
	QUALCOMM Inc.	16,341	2,578
	Concentrix Corp.	29,751	2,155
*	TTM Technologies Inc.	109,562	1,627
*	Coherent Corp.	27,212	1,619
	Hewlett Packard Enterprise Co.	88,370	1,346
*	Ziff Davis Inc.	19,185	1,319
	Xerox Holdings Corp.	68,579	1,279
*	RingCentral Inc. Class A	36,744	1,228
	TD SYNNEX Corp.	11,486	1,193
	International Business Machines Corp.	6,260	1,158
*	Qorvo Inc.	8,748	1,002
	Skyworks Solutions Inc.	8,895	933
	Adeia Inc.	76,195	864
*	NCR Voyix Corp.	56,452	825
	Science Applications International Corp.	5,587	782
	Amkor Technology Inc.	24,960	774
*	Dropbox Inc. Class A	28,288	678
	Intel Corp.	15,133	652
*	ScanSource Inc.	15,088	652
*	Consensus Cloud Solutions Inc.	36,805	586
	Vishay Intertechnology Inc.	26,841	584
*	NetScout Systems Inc.	26,680	578
*	Sanmina Corp.	8,404	531
	SS&C Technologies Holdings Inc.	8,006	511
*	Digital Turbine Inc.	146,164	463
	Microchip Technology Inc.	5,263	443
*	Photronics Inc.	15,383	443
*	Ultra Clean Holdings Inc.	10,114	437
*	Verint Systems Inc.	13,136	415
*	Alpha & Omega Semiconductor Ltd.	18,832	412
*	Alphabet Inc. Class C	2,623	367
	Dun & Bradstreet Holdings Inc.	34,715	366
	Cognizant Technology Solutions Corp. Class A	4,132	327
*	E2open Parent Holdings Inc.	70,389	298
*	Cohu Inc.	7,717	248
*	Synaptics Inc.	2,444	245
	Methode Electronics Inc.	11,334	241
*	SolarWinds Corp.	17,241	206
*	Arrow Electronics Inc.	1,420	167
	Immersion Corp.	17,520	118
			36,079
Telecommunications (3.9%)
	AT&T Inc.	394,123	6,672
	Verizon Communications Inc.	166,449	6,661
	Comcast Corp. Class A	93,653	4,013
*	Charter Communications Inc. Class A	7,637	2,245
	T-Mobile US Inc.	10,446	1,706
	Telephone and Data Systems Inc.	68,334	1,046
	Cisco Systems Inc.	19,870	961
	Bel Fuse Inc. Class B	14,982	779
	Cable One Inc.	1,594	727
*	Liberty Latin America Ltd. Class C	100,217	653
*	CommScope Holding Co. Inc.	485,690	566
*	Liberty Latin America Ltd. Class A	22,541	145
			26,174
Total Common Stocks (Cost $621,712)			675,307

		Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[1]	Vanguard Market Liquidity Fund, 5.400% (Cost $2,205)	22,055	2,205
Total Investments (99.8%) (Cost $623,917)			677,512
Other Assets and Liabilities—Net (0.2%)			1,137
Net Assets (100%)			678,649
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2024	10	2,552	213
Micro E-mini S&P 500 Index	March 2024	5	128	11
				224
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 29, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.